Financial instruments and related disclosures - Reconciliation of financial instruments within Trade and other payables, Other provisions, Other non-current liabilities and Contingent consideration liabilities (Details) - GBP (£)
£ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Other provisions (Note 32)	£ (2,535)	£ (1,239)
Other non-current liabilities (Note 34)	(1,100)	(1,107)
Total financial liabilities	(36,744)	(37,223)
Trade and other payables, other provisions and other non-current liabilities
Disclosure of financial liabilities [line items]
Trade and other payables (Note 29)	(15,335)	(15,844)
Other provisions (Note 32)	(2,535)	(1,239)
Contingent consideration liabilities (Note 33)	(7,280)	(6,662)
Other non-current liabilities (Note 34)	(1,100)	(1,107)
Total financial liabilities	(26,250)	(24,852)
Financial liabilities at FVTPL | Trade and other payables, other provisions and other non-current liabilities
Disclosure of financial liabilities [line items]
Trade and other payables (Note 29)	0	0
Other provisions (Note 32)	0	0
Contingent consideration liabilities (Note 33)	(7,280)	(6,662)
Other non-current liabilities (Note 34)	0	0
Total financial liabilities	(7,280)	(6,662)
Amortised cost | Trade and other payables, other provisions and other non-current liabilities
Disclosure of financial liabilities [line items]
Trade and other payables (Note 29)	(13,160)	(13,383)
Other provisions (Note 32)	(182)	(199)
Contingent consideration liabilities (Note 33)	0	0
Other non-current liabilities (Note 34)	(46)	(54)
Total financial liabilities	(13,388)	(13,636)
Financial instruments | Trade and other payables, other provisions and other non-current liabilities
Disclosure of financial liabilities [line items]
Trade and other payables (Note 29)	(13,160)	(13,383)
Other provisions (Note 32)	(182)	(199)
Contingent consideration liabilities (Note 33)	(7,280)	(6,662)
Other non-current liabilities (Note 34)	(46)	(54)
Total financial liabilities	(20,668)	(20,298)
Non financial instruments | Trade and other payables, other provisions and other non-current liabilities
Disclosure of financial liabilities [line items]
Trade and other payables (Note 29)	(2,175)	(2,461)
Other provisions (Note 32)	(2,353)	(1,040)
Contingent consideration liabilities (Note 33)	0	0
Other non-current liabilities (Note 34)	(1,054)	(1,053)
Total financial liabilities	£ (5,582)	£ (4,554)